Employee Benefit Plans (Plans with PBO/APBO in Excess of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Defined benefit pension plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	$ 96	$ 95
FV of plan assets	13	11
Funded Status	(83)	(84)
Non-pension Benefit Plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	212	219
FV of plan assets	0	0
Funded Status	$ (212)	$ (219)